Note 12 - Income Tax	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12.	INCOME TAX

The Company is
not
subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Loss before income taxes consisted of:

(In Thousands)

	Years Ended December 31
	2017	2016	2015

Cayman Islands	$(7,371)	$(4,156)	$(19,183)
Foreign	2,236	2,228	2,728

	$(5,135)	$(1,928)	$(16,455)

Income tax expense consisted of:

(In Thousands)

	Years Ended December 31
	2017	2016	2015

Current	$970	$2,289	$2,651
Deferred	40	(1,231)	1,989

Income tax expense	$1,010	$1,058	$4,640

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in the Cayman Islands was zero
for the Company for the years being reported. The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

(In Thousands)

	Years Ended December 31
	2017	2016	2015

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	414	449	675
Changes in deferred income tax assets and liabilities	(546)	(1,249)	1,976
Adjustments to prior years’ taxes	12	33	20
Changes in valuation allowances for deferred income tax assets	586	18	13
Withholding taxes on repatriation of subsidiary profits	298	1,669	1,757
Other	246	138	199

	$1,010	$1,058	$4,640

The deferred income tax assets and liabilities as of
December 31, 2017
and
2016
consisted of the following:

(In Thousands)

	December 31
	2017	2016
Deferred income tax assets
Research and development credits	$6,637	$5,979
Net operating loss carryforwards	82	161
Depreciation and amortization	169	269
Accrued vacation and other expenses	68	25
	6,956	6,434
Valuation allowance	(6,836)	(6,250)

Total net deferred income tax assets	$120	$184

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$906	$920
Unrealized foreign exchanges	-	10

	$906	$930

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not
more than likely. The valuation allowance increased by
$586,000,
$18,000,
and
$13,000
for the years ended
December 31, 2017,
2016,
and
2015,
respectively. The changes in the valuation allowance in
2017,
2016,
and
2015,
were primary due to the fluctuations in R&D credits from O
2
Micro Inc. that could
not
be utilized.

As of
December 31, 2017,
O
2
Micro, Inc. had U.S. federal and state research and development credit carryforwards of approximately
$5,290,000
and
$6,980,000,
respectively. The U.S. federal research and development credit will expire from
2022
through
2037
if
not
utilized, while the state research and development credit will never expire. Utilization of the research and development credits may
be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of
1986
and similar provisions in the State of California’s tax regulations. The annual limitation may
result in the expiration of federal research and development credits before utilization.

As of
December 31, 2017,
the Company’s subsidiary had U.S. net operating loss carryforwards for federal and state tax purpose of
$228,000
and
$489,000,
respectively, which will expire, if
not
utilized beginning in
2035
and
2028.

On
December 22, 2017,
the Tax Cuts and Jobs Act of
2017
(the "Tax Act") was enacted into law and the new legislation contains certain key tax provisions that affected the Company. The Tax Act affects the Company by (i) reducing the U.S. tax rate to
21%
effective
January 1, 2018,
and (ii) impacting the values of the deferred assets and liabilities.

Pursuant to U.S. GAAP, changes in tax rates and tax laws are accounted for in the period of enactment, and the resulting effects are included as components of the income tax provision related to continuing operations within the same period. Therefore, the following changes in the tax laws have been accounted for in
2017.
The Company’s deferred tax assets and liabilities and offsetting valuation allowance have been remeasured at the new enacted tax rate as of
December 31, 2017.
The amount of U.S. net operating losses that the Company has available and the Company’s ability to utilize them to reduce future taxable income is not
impacted by the Tax Act.

To better position itself for the future growth phase, the Company considered the repatriation of the earnings from subsidiaries in Taiwan and China beginning in the second
quarter of
2015.
As a result, deferred tax liabilities from withholding tax for the unremitted earnings in Taiwanese and Chinese subsidiaries have been recorded for
$906,000
and
$920,000
as of
December 31, 2017
and
2016,
respectively.

The Company files income tax returns in various foreign jurisdictions. The Company is generally no
longer subject to income tax examinations by tax authorities for years prior to
2012
because of the statute of limitations.